Earnings (Loss) Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc.	¥ 416,732	$ 63,866	¥ (313,977)	¥ 1,166,909
Accretion of redeemable noncontrolling interests | ¥			(29,865)	(37,714)
Dilution effect arising from share-based awards issued by subsidiaries | ¥			(326)	(14)
Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries | ¥			¥ (344,168)	¥ 1,129,181
Denominator:
Weighted average number of ordinary shares outstanding	1,402,509,386	1,402,509,386	1,369,041,418	1,403,089,609
Earnings (loss) per share—basic | ¥ / shares			¥ (0.2514)	¥ 0.8048
Weighted average ordinary shares outstanding	1,402,509,386	1,402,509,386	1,369,041,418	1,403,089,609
Dilutive effect of Share-based awards				37,325,240
Denominator used for earnings (loss) per share	1,421,067,906	1,421,067,906	1,369,041,418	1,440,414,849
Earnings (loss) per share—diluted | ¥ / shares			¥ (0.2514)	¥ 0.7839
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries | ¥			¥ (344,168)	¥ 1,129,181
Net income (loss) attributable to ordinary shareholders | ¥			¥ (344,168)	¥ 1,129,181
ADS
Denominator:
Weighted average number of ordinary shares outstanding			136,904,142	140,308,961
Earnings (loss) per share—basic | ¥ / shares			¥ (2.5140)	¥ 8.0478
Weighted average ordinary shares outstanding			136,904,142	140,308,961
Denominator used for earnings (loss) per share			136,904,142	144,041,485
Earnings (loss) per share—diluted | ¥ / shares			¥ (2.5140)	¥ 7.8393
Common Class A [Member]
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc.	¥ 135,704	$ 20,797
Dilution effect arising from share-based awards issued by subsidiaries	(3,474)	(532)
Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	¥ 132,230	$ 20,265
Denominator:
Weighted average number of ordinary shares outstanding	456,711,528	456,711,528
Earnings (loss) per share—basic | (per share)	¥ 0.2895	$ 0.0444
Weighted average ordinary shares outstanding	456,711,528	456,711,528
Dilutive effect of Share-based awards	6,043,375	6,043,375
Conversion of Class B into Class A ordinary shares	958,313,003	958,313,003
Denominator used for earnings (loss) per share	1,421,067,906	1,421,067,906
Earnings (loss) per share—diluted | (per share)	¥ 0.2857	$ 0.0438
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	¥ 132,230	$ 20,265
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares	273,833	41,966
Net income (loss) attributable to ordinary shareholders	¥ 406,063	$ 62,231
Common Class A [Member] | ADS
Denominator:
Weighted average number of ordinary shares outstanding	45,671,153	45,671,153
Earnings (loss) per share—basic | (per share)	¥ 2.8953	$ 0.4437
Weighted average ordinary shares outstanding	45,671,153	45,671,153
Denominator used for earnings (loss) per share	142,106,791	142,106,791
Earnings (loss) per share—diluted | (per share)	¥ 2.8575	$ 0.4379
Common Class B [Member]
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc.	¥ 281,028	$ 43,069
Dilution effect arising from share-based awards issued by subsidiaries	(7,195)	(1,103)
Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	¥ 273,833	$ 41,966
Denominator:
Weighted average number of ordinary shares outstanding	945,797,858	945,797,858
Earnings (loss) per share—basic | (per share)	¥ 0.2895	$ 0.0444
Weighted average ordinary shares outstanding	945,797,858	945,797,858
Dilutive effect of Share-based awards	12,515,145	12,515,145
Denominator used for earnings (loss) per share	958,313,003	958,313,003
Earnings (loss) per share—diluted | (per share)	¥ 0.2857	$ 0.0438
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	¥ 273,833	$ 41,966
Net income (loss) attributable to ordinary shareholders	¥ 273,833	$ 41,966